Submission	Jan. 14, 2025
Submission [Line Items]
Central Index Key	0000821130
Registrant Name	United States Cellular Corporation
Form Type	Schedule 14C
Submission Type	PREM14C
Fee Exhibit Type	EX-FILING FEES